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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2004
                                                 ---------------

Check here if Amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Silver Point Capital, L.P.
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Address:      600 Steamboat Road
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              Greenwich, CT 06830
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13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Jeffrey Gelfand
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Title:              Chief Financial Officer
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Phone:              203-618-2670
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Signature, Place, and Date of Signing:

 /s/ Jeffrey Gelfand                  New York, NY             August 13, 2004
----------------------------       -------------------      --------------------
      [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number       Name

      28-                      Silver Point Capital General partner, L.L.C.
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                           ----------------

Form 13F Information Table Entry Total:            21
                                           ----------------

Form 13F Information Table Value Total:      $256,594,000
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List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name


                                       2
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                              13F INFORMATION TABLE

                                  JUNE 30, 2004

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
              COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7  COLUMN 8
   ---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING
                               TITLE OF              VALUE   SHARES OR          PUT/    INVESTMENT    OTHER    AUTHORITY
           NAME OF ISSUER       CLASS     CUSIP    (X 1,000)   PRN AMT   SH/PRN CALL    DISCRETION   MANAGERS    SOLE    SHARED NONE
   ---------------------------------------------------------------------------------------------------------------------------------
 1 APPLIED EXTRUSION            COMMON  038196101        18     39,540    SH         SHARED-DEFINED   NONE       39,540
 2 AT&T WIRELESS                COMMON  00209A106    15,036  1,050,000    SH         SHARED-DEFINED   NONE    1,050,000
 3 BUCKEYE TECH                 COMMON  118255108     3,450    300,000    SH         SHARED-DEFINED   NONE      300,000
 4 CABLEVISION CABLE            COMMON  12686C109     6,455    328,500   CALL        SHARED-DEFINED   NONE      328,500
 5 CONSECO                      COMMON  208464883     2,967    149,094    SH         SHARED-DEFINED   NONE      149,094
 6 DELTA AIR CALL OPTION        COMMON  WDA+AU          364      1,427    SH         SHARED-DEFINED   NONE        1,427
 7 EXIDE TECHNOLOGIES           COMMON  302051206    10,071    492,450    SH         SHARED-DEFINED   NONE      492,450
 8 LAIDLAW INTERNATIONAL        COMMON  50730R102    11,266    869,280    SH         SHARED-DEFINED   NONE      869,280
 9 MCDERMOTT INTL INC           COMMON  580037109     7,575    745,600    SH         SHARED-DEFINED   NONE      745,600
10 MILLICOM INTL CELLULAR S.A   COMMON  003870570       636     29,064    SH         SHARED-DEFINED   NONE       29,064
11 NEXTEL CM                    COMMON  65332V103     8,398    315,000    SH         SHARED-DEFINED   NONE      315,000
12 NORTHWEST AIR CAL OPT        COMMON  NAQ+IB          293      1,500   CALL        SHARED-DEFINED   NONE        1,500
13 NRG ENERGY INC               COMMON  629377508    62,835  2,533,673    SH         SHARED-DEFINED   NONE    2,533,673
14 PATHMARK STORES              COMMON  70322A101     1,524    200,000    SH         SHARED-DEFINED   NONE      200,000
15 PENN NATIONAL GAMING         COMMON  707569109     9,794    295,000    SH         SHARED-DEFINED             295,000
16 PETRO GEO                    COMMON  716599105    22,161    543,169    SH         SHARED-DEFINED   NONE      543,169
17 POPE & TALBOT                COMMON  732827100     3,383    171,100    SH         SHARED-DEFINED   NONE      171,100
18 S&P 500 DEPOSITORY RECEIPT   COMMON  78462F103    13,274    115,900    SH         SHARED-DEFINED   NONE      115,900
19 TELEPHONE & DATA             COMMON  879433100    22,578    317,100    SH         SHARED-DEFINED   NONE      317,100
20 UNITEDGLOBALCOM INC          COMMON  913247508    54,459  7,501,180    SH         SHARED-DEFINED   NONE    7,501,180
21 WILSONS LEATHER              COMMON  972463103        58     15,000    SH         SHARED-DEFINED   NONE       15,000

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